UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23053
American Funds Retirement Income Portfolio Series
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Gregory F. Niland
5300 Robin Hood Rd.
Norfolk, VA 23513
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2024
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Conservative
Class A
| NAARX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 34	0.31%
Management's discussion of fund performance
The fund’s Class A shares gained 17.49% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international equity also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. Core bond exposure was a large absolute fixed-income contributor.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, exposure to intermediate bonds contributed less than other areas of fixed income.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Conservative — Class A (with sales charge) 2	10.70%	3.24% )	4.25%
American Funds Retirement Income Portfolio — Conservative — Class A (without sales charge) 2	17.49%	4.47% )	4.92%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class A shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,219%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-109-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Conservative
Class C
| NGCRX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 114	1.05%
Management's discussion of fund performance
The fund’s Class C shares gained 16.70% for the year ended October 31, 2024. That result compares with a 16.54% gain for the
S&P
Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international equity also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. Core bond exposure was a large absolute fixed-income contributor.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, exposure to
intermediate bonds contributed less than other areas of fixed income.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Conservative — Class C (with sales charge) 2	15.70%	3.74% )	4.29%
American Funds Retirement Income Portfolio — Conservative — Class C (without sales charge) 2	16.70%	3.74% )	4.29%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class C shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers
and
/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,219%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-109-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Conservative
Class T
| TFACX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 4	0.04%
Management's discussion of fund performance
The fund’s Class T shares gained 17.80% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international equity also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. Core bond exposure was a large absolute fixed-income contributor.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, exposure to intermediate bonds contributed less than other areas of fixed income.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Conservative — Class T (with sales charge) 2	14.83%	4.23% )	4.67%
American Funds Retirement Income Portfolio — Conservative — Class T (without sales charge) 2	17.80%	4.76% )	5.02%
S&P 500 Index 3	38.02%	15.27% )	14.36%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,219%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%
Portfolio holdings by fund type
(
percent
of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-109-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Conservative
Class F-1
| FAFWX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 40	0.37%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 17.50% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international equity also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. Core bond exposure was a large absolute fixed-income contributor.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, exposure to intermediate bonds contributed less than other areas of fixed income.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Conservative — Class F-1 2	17.50%	4.44% )	4.90%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-1 shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,219%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%
Portfolio holdings by fund type
(percent of
net
assets
)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days
of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-109-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Conservative
Class F-2
| FDFWX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 13	0.12%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 17.78% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international equity also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. Core bond exposure was a large absolute fixed-income contributor.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, exposure to intermediate bonds contributed less than other areas of fixed income.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Conservative — Class F-2 2	17.78%	4.69% )	5.16%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-2 shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses
. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,219%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-109-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Conservative
Class F-3
| FICWX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 2	0.02%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 17.91% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international equity also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. Core bond exposure was a large absolute fixed-income contributor.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, exposure to intermediate bonds contributed less than other areas of fixed income.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Conservative — Class F-3 2	17.91%	4.80% )	5.14%
S&P 500 Index 3	38.02%	15.27% )	14.43%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.62%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.40%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index
Services
Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,219%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-109-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Conservative
Class R-1
| RARPX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 113	1.04%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 16.69% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international equity also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. Core bond exposure was a large absolute fixed-income contributor.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, exposure to intermediate bonds contributed less than other areas of fixed income.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Conservative — Class R-1 2	16.69%	3.72% )	4.21%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-1 shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,219%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%
Portfolio holdings by fund type
(percent of net
assets
)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-109-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Conservative
Class R-2
| RDRPX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 108	1.00%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 16.66% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international equity also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. Core bond exposure was a large absolute fixed-income contributor.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, exposure to intermediate bonds contributed less than other areas of fixed income.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Conservative — Class R-2 2	16.66%	3.79% )	4.33%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-2 shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers
and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,219%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-109-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Conservative
Class R-2E
| RGRPX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 82	0.76%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 16.99% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international equity also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. Core bond exposure was a large absolute fixed-income contributor.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, exposure to intermediate bonds contributed less than other areas of fixed income.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Conservative — Class R-2E 2	16.99%	4.15% )	4.81%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-2E shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers
and
/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,219%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-109-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Conservative
Class R-3
| RJRPX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 73	0.67%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 17.17% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international equity also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. Core bond exposure was a large absolute fixed-income contributor.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, exposure to intermediate bonds contributed less than other areas of fixed income.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital
gains
.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Conservative — Class R-3 2	17.17%	4.15% )	4.63%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-3 shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore
, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund
distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 1,219%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-109-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Conservative
Class R-4
| RMRPX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 38	0.35%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 17.54% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international equity also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. Core bond exposure was a large absolute fixed-income contributor.
Global exposure among balanced funds contributed less than the U.S. as international equities
lagged. In fixed income, exposure to intermediate bonds contributed less than other areas of fixed income.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Conservative — Class R-4 2	17.54%	4.44% )	4.90%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-4 shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,219%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%
Portfolio holdings by fund type
(
percent
of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders
with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-109-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Conservative
Class R-5E
| RROPX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 16	0.15%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 17.74% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international equity also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. Core bond exposure was a large absolute fixed-income contributor.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, exposure to intermediate bonds contributed less than other areas of fixed income.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Conservative — Class R-5E 2	17.74%	4.68% )	5.05%
S&P 500 Index 3	38.02%	15.27% )	13.90%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.56%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.50%
E
ffective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged
, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or
Bloomberg
Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,219%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-109-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Conservative
Class R-5
| RQRPX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 8	0.07%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 17.93% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international equity also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. Core bond exposure was a large absolute fixed-income contributor.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, exposure to intermediate bonds contributed less than other areas of fixed income.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Conservative — Class R-5 2	17.93%	4.75% )	5.17%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5 shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,219%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-109-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Conservative
Class R-6
| RTRPX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 2	0.02%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 17.89% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international equity also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. Core bond exposure was a large absolute fixed-income contributor.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, exposure to intermediate bonds contributed less than other areas of fixed income.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Conservative — Class R-6 2	17.89%	4.79% )	5.23%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-6 shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,219%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-109-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Moderate
Class A
| NBARX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 34	0.31%
Management's discussion of fund performance
The fund’s Class A shares gained 20.94% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international equity also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. High-income bonds via multi-sector exposure were the largest absolute fixed-income contributor, driven by robust gains for high-yield bonds.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, inflation-linked bond exposure contributed less than other areas of fixed income as inflation cooled.
How a hypothetical $10,000 investment has
grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Moderate — Class A (with sales charge) 2	14.01%	4.76% )	5.52%
American Funds Retirement Income Portfolio — Moderate — Class A (without sales charge) 2	20.94%	6.01% )	6.20%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class A shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,487%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 15%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-110-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Moderate
Class C
| NBCRX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 114	1.04%
Management's discussion of fund
performance
The fund’s Class C shares gained 20.15% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international equity also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. High-income bonds via multi-sector exposure were the largest absolute fixed-income contributor, driven by robust gains for high-yield bonds.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, inflation-linked bond exposure contributed less than other areas of fixed income as inflation cooled.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Moderate — Class C (with sales charge) 2	19.15%	5.25% )	5.55%
American Funds Retirement Income Portfolio — Moderate — Class C (without sales charge) 2	20.15%	5.25% )	5.55%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class C shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,487%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 15%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-110-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Moderate
Class T
| TAFNX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 2	0.02%
Management's discussion of fund performance
The fund’s Class T shares gained 21.28% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international equity also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. High-income bonds via multi-sector exposure were the largest absolute fixed-income contributor, driven by robust gains for high-yield bonds.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, inflation-linked bond exposure contributed less than other areas of fixed income as inflation cooled.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Moderate — Class T (with sales charge) 2	18.23%	5.76% )	5.90%
American Funds Retirement Income Portfolio — Moderate — Class T (without sales charge) 2	21.28%	6.31% )	6.26%
S&P 500 Index 3	38.02%	15.27% )	14.36%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,487%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 15%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-110-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Moderate
Class F-1
| FBFWX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 41	0.37%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 20.85% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international equity also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. High-income bonds via multi-sector exposure were the largest absolute fixed-income contributor, driven by robust gains for high-yield bonds.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, inflation-linked bond exposure contributed less than other areas of fixed income as inflation cooled.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Moderate — Class F-1 2	20.85%	5.96% )	6.16%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-1 shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,487%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 15%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-110-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Moderate
Class F-2
| FHFWX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 12	0.11%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 21.13% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international equity also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. High-income bonds via multi-sector exposure were the largest absolute fixed-income contributor, driven by robust gains for high-yield bonds.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, inflation-linked bond exposure contributed less than other areas of fixed income as inflation cooled.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Moderate — Class F-2 2	21.13%	6.22% )	6.43%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-2 shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,487%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 15%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-110-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Moderate
Class F-3
| FIMWX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 2	0.02%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 21.37% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international equity also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. High-income bonds via multi-sector exposure were the largest absolute fixed-income contributor, driven by robust gains for high-yield bonds.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, inflation-linked bond exposure contributed less than other areas of fixed income as inflation cooled.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Moderate — Class F-3 2	21.37%	6.32% )	6.38%
S&P 500 Index 3	38.02%	15.27% )	14.43%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.62%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.40%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,487%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 15%
Portfolio holdings by fund type
(percent of net
assets
)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-110-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Moderate
Class R-1
| RBRPX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 113	1.03%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 20.05% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international equity also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. High-income bonds via multi-sector exposure were the largest absolute fixed-income contributor, driven by robust gains for high-yield bonds.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, inflation-linked bond exposure contributed less than other areas of fixed income as inflation cooled.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Moderate — Class R-1 2	20.05%	5.20% )	5.46%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-1 shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,487%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 15%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-110-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Moderate
Class R-2
| RERPX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/
mu
tual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 100	0.91%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 20.32% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international equity also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. High-income bonds via multi-sector exposure were the largest absolute fixed-income contributor, driven by robust gains for high-yield bonds.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, inflation-linked bond exposure contributed less than other areas of fixed income as inflation cooled.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Moderate — Class R-2 2	20.32%	5.43% )	5.69%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-2 shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shar eh
older would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,487%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 15%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-110-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Moderate
Class R-2E
| RHRPX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 76	0.69%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 20.45% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international equity also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. High-income bonds via multi-sector exposure were the largest absolute fixed-income contributor, driven by robust gains for high-yield bonds.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, inflation-linked bond exposure contributed less than other areas of fixed income as inflation cooled.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Moderate — Class R-2E 2	20.45%	5.62% )	6.03%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-2E shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,487%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 15%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-110-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Moderate
Class R-3
| RKRPX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 61	0.55%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 20.65% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international equity also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. High-income bonds via multi-sector exposure were the largest absolute fixed-income contributor, driven by robust gains for high-yield bonds.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, inflation-linked bond exposure contributed less than other areas of fixed income as inflation cooled.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Moderate — Class R-3 2	20.65%	5.76% )	6.00%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-3 shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no
expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,487%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 15%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2023. For more complete information, you may review the fund’s
next prospectus, which we expect to be available by January 1, 2025 at
capitalgroup.com/mutual-fund-literature-R3
or upon request at (800) 421-4225.
The total annual operating expense ratio for Class R-3 shares increased from 0.49% to 0.55% during the reporting period. The increase was primarily due to an increase in distribution services (12b-1) fees driven by changes in net assets.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-110-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Moderate
Class R-4
| RNRPX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 38	0.34%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 21.00% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international equity also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. High-income bonds via multi-sector exposure were the largest absolute fixed-income contributor, driven by robust gains for high-yield bonds.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, inflation-linked bond exposure contributed less than other areas of fixed income as inflation cooled.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Moderate — Class R-4 2	21.00%	6.00% )	6.21%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-4 shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,487%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 15%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-110-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Moderate
Class R-5E
| RRPPX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 19	0.17%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 21.10% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international equity also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. High-income bonds via multi-sector exposure were the largest absolute fixed-income contributor, driven by robust gains for high-yield bonds.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, inflation-linked bond exposure contributed less than other areas of fixed income as inflation cooled.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Moderate — Class R-5E 2	21.10%	6.23% )	6.30%
S&P 500 Index 3	38.02%	15.27% )	13.90%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.56%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.50%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,487%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 15%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-110-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Moderate
Class R-5
| RRRPX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 8	0.07%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 21.23% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international equity also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. High-income bonds via multi-sector exposure were the largest absolute fixed-income contributor, driven by robust gains for high-yield bonds.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, inflation-linked bond exposure contributed less than other areas of fixed income as inflation cooled.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Moderate — Class R-5 2	21.23%	6.25% )	6.41%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5 shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,487%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 15%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-110-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Moderate
Class R-6
| RURPX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 2	0.02%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 21.22% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international equity also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. High-income bonds via multi-sector exposure were the largest absolute fixed-income contributor, driven by robust gains for high-yield bonds.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, inflation-linked bond exposure contributed less than other areas of fixed income as inflation cooled.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Moderate — Class R-6 2	21.22%	6.31% )	6.50%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-6 shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers
and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,487%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 15%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-110-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Enhanced
Class A
| NDARX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 34	0.30%
Management's discussion of fund performance
The fund’s Class A shares gained 24.24% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international stocks also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. High-income bond funds were strong
absolute fixed-income contributors, given robust gains for high-yield bonds.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, inflation-linked bond exposure contributed less than in other areas of fixed income as inflation cooled.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual
total
returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Enhanced — Class A (with sales charge) 2	17.14%	6.11% )	6.69%
American Funds Retirement Income Portfolio — Enhanced — Class A (without sales charge) 2	24.24%	7.38% )	7.38%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class A shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund st
at
istics
Fund net assets (in millions)	$ 1,772%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-111-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Enhanced
Class C
| NDCRX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 116	1.04%
Management's discussion of fund performance
The fund’s Class C shares gained 23.41% for the year ended October 31, 2024.
That
result
compares
with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international stocks also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. High-income bond funds were strong absolute fixed-income contributors, given robust gains for high-yield bonds.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, inflation-linked bond exposure contributed less than in other areas of fixed income as inflation cooled.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Enhanced — Class C (with sales charge) 2	22.41%	6.62% )	6.72%
American Funds Retirement Income Portfolio — Enhanced — Class C (without sales charge) 2	23.41%	6.62% )	6.72%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class C shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in million s)	$ 1,772%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most
shareholder
documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-111-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Enhanced
Class T
| TAFEX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 2	0.02%
Management's discussion of fund performance
The fund’s Class T shares gained 24.56% for the year ended October 31, 2024. That result compares with a 16.54% gain for the
S&P Target Date Retirement Income Index.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international stocks also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. High-income bond funds were strong absolute fixed-income contributors, given robust gains for high-yield bonds.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, inflation-linked bond exposure contributed less than in other areas of fixed income as inflation cooled.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Enhanced — Class T (with sales charge) 2	21.41%	7.14% )	7.04%
American Funds Retirement Income Portfolio — Enhanced — Class T (without sales charge) 2	24.56%	7.69% )	7.40%
S&P 500 Index 3	38.02%	15.27% )	14.36%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect
fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key f
u
nd statistics
Fund net assets (in millions)	$ 1,772%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-111-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Enhanced
Class F-1
| FCFWX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 44	0.39%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 24.10% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international stocks also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. High-income bond funds were strong absolute fixed-income contributors, given robust gains for high-yield bonds.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, inflation-linked bond exposure contributed less than in other areas of fixed income as inflation cooled.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Enhanced — Class F-1 2	24.10%	7.31% )	7.33%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-1 shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fun
d statistics
Fund net assets (in millions)	$ 1,772%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-111-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Enhanced
Class F-2
| FGFWX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 13	0.12%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 24.51% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international stocks also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. High-income bond funds were strong absolute fixed-income contributors, given robust gains for high-yield bonds.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, inflation-linked bond exposure contributed less than in other areas of fixed income as inflation cooled.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Enhanced — Class F-2 2	24.51%	7.60% )	7.61%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-2 shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 1,772%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-111-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Enhanced
Class F-3
| FIEWX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 2	0.02%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 24.56% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international stocks also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. High-income bond funds were strong absolute fixed-income contributors, given robust gains for high-yield bonds.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, inflation-linked bond exposure contributed less than in other areas of fixed income as inflation cooled.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Enhanced — Class F-3 2	24.56%	7.69% )	7.53%
S&P 500 Index 3	38.02%	15.27% )	14.43%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.62%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.40%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 1,772%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%
Portfolio holdings by fund type
(percent of net
assets
)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-111-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Enhanced
Class R-1
| RCRPX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were th
e f
und costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 114	1.02%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 23.32% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international stocks also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. High-income bond funds were strong absolute fixed-income contributors, given robust gains for high-yield bonds.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, inflation-linked bond exposure contributed less than in other areas of fixed income as inflation cooled.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
a
nnual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Enhanced — Class R-1 2	23.32%	6.64% )	6.79%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-1 shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder w ould
pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,772%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%
Portfolio holdings by fund type
(percent of net
assets
)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-111-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Enhanced
Class R-2
| RFRPX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 96	0.86%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 23.52% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international stocks also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. High-income bond funds were strong absolute fixed-income contributors, given robust gains for high-yield bonds.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, inflation-linked bond exposure contributed less than in other areas of fixed income as inflation cooled.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Enhanced — Class R-2 2	23.52%	6.81% )	6.83%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-2 shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,772%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%
Portfolio holdings by fund type
(percent of net
assets
)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-111-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Enhanced
Class R-2E
| RIRPX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund cost
s
for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 91	0.81%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 23.62% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international stocks also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. High-income bond funds were strong absolute fixed-income contributors, given robust gains for high-yield bonds.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, inflation-linked bond exposure contributed less than in other areas of fixed income as inflation cooled.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Enhanced — Class R-2E 2	23.62%	6.89% )	7.13%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-2E shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’
s pa
st performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,772%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-111-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Enhanced
Class R-3
| RLRPX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for t he p
eriod from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 67	0.60%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 23.86% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international stocks also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. High-income bond funds were strong absolute fixed-income contributors, given robust gains for high-yield bonds.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, inflation-linked bond exposure contributed less than in other areas of fixed income as inflation cooled.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Enhanced — Class R-3 2	23.86%	7.12% )	7.11%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-3 shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund
’s
past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,772%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%
Portfolio holdings by fund type
(percent of net
assets
)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-111-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Enhanced
Class R-4
| RPRPX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What we
re
the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 22	0.20%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 24.41% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international stocks also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. High-income bond funds were strong absolute fixed-income contributors, given robust gains for high-yield bonds.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, inflation-linked bond exposure contributed less than in other areas of fixed income as inflation cooled.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual t
ota
l returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Enhanced — Class R-4 2	24.41%	7.47% )	7.45%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-4 shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a sh ar
eholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,772%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-111-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Enhanced
Class R-5E
| RRQPX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 16	0.14%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 24.41% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international stocks also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. High-income bond funds were strong absolute fixed-income contributors, given robust gains for high-yield bonds.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, inflation-linked bond exposure contributed less than in other areas of fixed income as inflation cooled.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Enhanced — Class R-5E 2	24.41%	7.55% )	7.40%
S&P 500 Index 3	38.02%	15.27% )	13.90%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.56%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.50%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses.
When
applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,772%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-111-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Enhanced
Class R-5
| RXRPX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 11	0.10%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 24.53% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international stocks also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. High-income bond funds were strong absolute fixed-income contributors, given robust gains for high-yield bonds.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, inflation-linked bond exposure contributed less than in other areas of fixed income as inflation cooled.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Enhanced — Class R-5 2	24.53%	7.67% )	7.62%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5 shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,772%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-111-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Enhanced
Class R-6
| RVRPX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 2	0.02%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 24.60% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international stocks also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. High-income bond funds were strong absolute fixed-income contributors, given robust gains for high-yield bonds.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, inflation-linked bond exposure contributed less than in other areas of fixed income as inflation cooled.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Enhanced — Class R-6 2	24.60%	7.71% )	7.69%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-6 shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The li
ne chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,772%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions
will
typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-111-1224 © 2024 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at capitalgroup.com.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Paul S. Williams, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
October 31, 2024	31,000	2,000	13,000	None
October 31, 2023	27,000	1,000	12,000	None
Adviser and Affiliates2
October 31, 2024	Not Applicable	2,131,000	None	11,000
October 31, 2023	Not Applicable	2,183,000	None	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
October 31, 2024	2,157,000
October 31, 2023	2,196,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds®

Retirement

Income Portfolio

Series

Financial Statements and Other Information N-CSR Items 7-11

for the year ended October 31, 2024

Lit. No. MFGEFP4-825-1224 © 2024 Capital Group. All rights reserved.

American Funds Conservative Portfolio

Investment portfolio October 31, 2024

Growth-and-income funds 7%		Value
	Shares	(000)

American Mutual Fund, Class R-6	1,456,573	$85,326
Equity-income funds 33%

Capital Income Builder, Class R-6	3,025,236	219,026
The Income Fund of America, Class R-6	7,104,144	182,719

		401,745
Balanced funds 12%

American Balanced Fund, Class R-6	2,709,417	97,322
American Funds Global Balanced Fund, Class R-6	1,267,053	49,099

		146,421
Fixed income funds 48%

The Bond Fund of America, Class R-6	16,227,068	183,041
American Funds Strategic Bond Fund, Class R-6	13,199,107	121,432
American Funds Multi-Sector Income Fund, Class R-6	10,479,935	98,721
American Funds Inflation Linked Bond Fund, Class R-6	6,453,238	61,112
Intermediate Bond Fund of America, Class R-6	4,885,832	60,975
U.S. Government Securities Fund, Class R-6	5,081,651	60,421

		585,702

Total investment securities 100% (cost: $1,130,524,000)		1,219,194
Other assets less liabilities 0%		(314)

Net assets 100%		$1,218,880

1American Funds Retirement Income Portfolio Series

American Funds Conservative Portfolio (continued)

Investments in affiliates1

				Net	Net
					unrealized			Capital gain
	Value at			realized	appreciation	Value at	Dividend	distributions
	11/1/2023	Additions	Reductions	gain (loss)	(depreciation)	10/31/2024	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Growth-and-income funds 7%
American Mutual Fund, Class R-6	$80,277	$3,373	$16,758	$ 1,930	$ 16,504	$85,326	$1,995	$1,372
Equity-income funds 33%
Capital Income Builder, Class R-6	160,875	54,289	30,700	2,665	31,897	219,026	6,895	188
The Income Fund of America, Class R-6	217,910	9,671	82,165	(1,604)	38,907	182,719	8,182	—

						401,745
Balanced funds 12%

American Balanced Fund, Class R-6	91,738	4,878	19,530	2,913	17,323	97,322	2,622	—
American Funds Global Balanced Fund, Class R-6	46,098	1,482	6,808	572	7,755	49,099	1,033	—

						146,421
Fixed income funds 48%

The Bond Fund of America, Class R-6	172,768	15,666	14,980	(958)	10,545	183,041	8,251	—
American Funds Strategic Bond Fund, Class R-6	114,578	8,819	9,796	(945)	8,776	121,432	2,580	—
American Funds Multi-Sector Income Fund, Class R-6	57,817	40,113	5,421	11	6,201	98,721	5,099	—
American Funds Inflation Linked Bond Fund, Class R-6	68,855	1,821	13,787	(2,871)	7,094	61,112	907	—
Intermediate Bond Fund of America, Class R-6	57,784	3,126	2,134	(8)	2,207	60,975	2,609	—
U.S. Government Securities Fund, Class R-6	80,807	4,514	27,792	(5,050)	7,942	60,421	3,250	—

						585,702

Total 100%				$(3,345)	$155,151	$1,219,194	$43,423	$1,560

1Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

American Funds Retirement Income Portfolio Series	2

American Funds Moderate Portfolio

Investment portfolio October 31, 2024

Growth-and-income funds 12%		Value
	Shares	(000)

Capital World Growth and Income Fund, Class R-6	1,549,041	$104,437
American Mutual Fund, Class R-6	1,280,612	75,018

		179,455
Equity-income funds 38%

The Income Fund of America, Class R-6	11,589,561	298,084
Capital Income Builder, Class R-6	3,698,915	267,801

		565,885
Balanced funds 20%

American Balanced Fund, Class R-6	6,221,956	223,492
American Funds Global Balanced Fund, Class R-6	1,916,126	74,250

		297,742
Fixed income funds 30%

American Funds Multi-Sector Income Fund, Class R-6	14,201,230	133,776
The Bond Fund of America, Class R-6	10,510,664	118,560
U.S. Government Securities Fund, Class R-6	8,699,867	103,442
American Funds Strategic Bond Fund, Class R-6	9,591,549	88,242

		444,020

Total investment securities 100% (cost: $1,328,650,000)		1,487,102
Other assets less liabilities 0%		(328)

Net assets 100%		$1,486,774

3American Funds Retirement Income Portfolio Series

American Funds Moderate Portfolio (continued)

Investments in affiliates1

				Net	Net
					unrealized			Capital gain
	Value at			realized	appreciation	Value at	Dividend	distributions
	11/1/2023	Additions	Reductions	gain (loss)	(depreciation)	10/31/2024	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Growth-and-income funds 12%
Capital World Growth and Income Fund, Class R-6	$90,869	$7,034	$15,577	$4	$ 22,107	$104,437	$2,081	$1,549
American Mutual Fund, Class R-6	65,197	2,855	8,571	1,177	14,360	75,018	1,691	1,131

						179,455
Equity-income funds 38%

The Income Fund of America, Class R-6	312,373	13,832	84,516	2,515	53,880	298,084	12,407	—
Capital Income Builder, Class R-6	182,498	64,195	19,554	1,470	39,192	267,801	8,172	217

						565,885
Balanced funds 20%

American Balanced Fund, Class R-6	194,939	8,942	24,743	1,453	42,901	223,492	5,752	—
American Funds Global Balanced Fund, Class R-6	65,279	1,536	4,672	(158)	12,265	74,250	1,536	—

						297,742
Fixed income funds 30%

American Funds Multi-Sector Income Fund, Class R-6	117,627	11,620	6,351	(253)	11,133	133,776	8,298	—
The Bond Fund of America, Class R-6	65,501	53,012	4,764	(390)	5,201	118,560	4,309	—
U.S. Government Securities Fund, Class R-6	65,501	38,543	4,117	(413)	3,928	103,442	3,903	—
American Funds Strategic Bond Fund, Class R-6	78,116	9,708	5,005	(594)	6,017	88,242	1,908	—
American Funds Inflation Linked Bond Fund, Class R-62	65,249	4,066	70,518	(6,093)	7,296	—	869	—
						444,020

Total 100%				$(1,282)	$218,280	$1,487,102	$50,926	$2,897

1Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended. 2Affiliated issuer during the reporting period but no longer held at 10/31/2024.

Refer to the notes to financial statements.

American Funds Retirement Income Portfolio Series	4
American Funds Enhanced Portfolio

Investment portfolio October 31, 2024

Growth funds 5%		Value
	Shares	(000)

AMCAP Fund, Class R-6	1,950,281	$87,490
Growth-and-income funds 15%

Capital World Growth and Income Fund, Class R-6	2,612,908	176,162
American Mutual Fund, Class R-6	1,510,618	88,492

		264,654
Equity-income funds 38%

The Income Fund of America, Class R-6	13,813,864	355,293
Capital Income Builder, Class R-6	4,411,444	319,388

		674,681
Balanced funds 25%

American Balanced Fund, Class R-6	9,840,951	353,487
American Funds Global Balanced Fund, Class R-6	2,285,456	88,561

		442,048
Fixed income funds 17%

American Funds Multi-Sector Income Fund, Class R-6	13,259,713	124,906
American High-Income Trust, Class R-6	9,127,836	89,453
The Bond Fund of America, Class R-6	7,930,212	89,453

		303,812

Total investment securities 100% (cost: $1,502,678,000)		1,772,685
Other assets less liabilities 0%		(362)

Net assets 100%		$1,772,323

5American Funds Retirement Income Portfolio Series

American Funds Enhanced Portfolio (continued)

Investments in affiliates1

				Net	Net
					unrealized			Capital gain
	Value at			realized	appreciation	Value at	Dividend	distributions
	11/1/2023	Additions	Reductions	gain (loss)	(depreciation)	10/31/2024	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Growth funds 5%
AMCAP Fund, Class R-6	$73,033	$8,741	$16,442	$ 1,290	$ 20,868	$87,490	$457	$3,682
Growth-and-income funds 15%
Capital World Growth and Income Fund, Class R-6	146,363	16,255	22,985	342	36,187	176,162	3,438	2,499
American Mutual Fund, Class R-6	73,526	3,463	6,418	479	17,442	88,492	1,949	1,280

						264,654
Equity-income funds 38%

The Income Fund of America, Class R-6	351,919	24,362	85,799	(931)	65,742	355,293	14,286	—
Capital Income Builder, Class R-6	205,311	80,038	12,744	176	46,607	319,388	9,432	246

						674,681
Balanced funds 25%

American Balanced Fund, Class R-6	293,024	16,682	24,214	457	67,538	353,487	8,804	—
American Funds Global Balanced Fund, Class R-6	73,388	3,737	2,345	(188)	13,969	88,561	1,776	—

						442,048
Fixed income funds 17%

American Funds Multi-Sector Income Fund, Class R-6	103,063	17,806	5,568	3	9,602	124,906	7,486	—
American High-Income Trust, Class R-6	73,938	10,853	3,298	19	7,941	89,453	5,630	—
The Bond Fund of America, Class R-6	—	88,866	1,516	4	2,099	89,453	2,067	—
American Funds Inflation Linked Bond Fund, Class R-62	73,050	8,009	82,392	(7,237)	8,570	—	988	—
						303,812

Total 100%				$(5,586)	$296,565	$1,772,685	$56,313	$7,707

1Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended. 2Affiliated issuer during the reporting period but no longer held at 10/31/2024.

Refer to the notes to financial statements.

American Funds Retirement Income Portfolio Series	6

Financial statements

Statements of assets and liabilities at October 31, 2024			(dollars in thousands)
	Conservative	Moderate	Enhanced
	Portfolio	Portfolio	Portfolio

Assets:
Investment securities of affiliated issuers, at value	$1,219,194	$1,487,102	$1,772,685
Receivables for:
Sales of investments	—	405	1,016
Sales of fund’s shares	493	687	161
Dividends	1,699	1,556	1,505
Total assets	1,221,386	1,489,750	1,775,367
Liabilities:
Payables for:
Purchases of investments	1,788	1,556	1,505
Repurchases of fund’s shares	404	1,095	1,176
Services provided by related parties	303	314	351
Trustees’ deferred compensation	11	11	12
Total liabilities	2,506	2,976	3,044

Net assets at October 31, 2024	$1,218,880	$1,486,774	$1,772,323
Net assets consist of:
Capital paid in on shares of beneficial interest	$1,157,168	$1,328,202	$1,502,063
Total distributable earnings (accumulated loss)	61,712	158,572	270,260
Net assets at October 31, 2024	$1,218,880	$1,486,774	$1,772,323
Investment securities of affiliated issuers, at cost	$1,130,524	$1,328,650	$1,502,678

Refer to the notes to financial statements.

7American Funds Retirement Income Portfolio Series

Financial statements (continued)

Statements of assets and liabilities at October 31, 2024 (continued)			(dollars and shares in thousands, except per-share amounts)
		Conservative	Moderate	Enhanced
		Portfolio	Portfolio	Portfolio

Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized
Class A:	Net assets	$894,826	$1,198,529	$1,359,214
	Shares outstanding	75,372	94,523	98,059
	Net asset value per share	$11.87	$12.68	$13.86
Class C:	Net assets	$101,914	$84,188	$75,272
	Shares outstanding	8,632	6,673	5,452
	Net asset value per share	$11.81	$12.62	$13.81
Class T:	Net assets	$11	$12	$13
	Shares outstanding	1	1	1
	Net asset value per share	$11.88	$12.68	$13.87
Class F-1:	Net assets	$19,227	$14,667	$19,328
	Shares outstanding	1,619	1,156	1,393
	Net asset value per share	$11.88	$12.68	$13.87
Class F-2:	Net assets	$128,470	$144,915	$252,099
	Shares outstanding	10,800	11,407	18,155
	Net asset value per share	$11.90	$12.70	$13.89
Class F-3:	Net assets	$20,741	$18,958	$37,494
	Shares outstanding	1,744	1,494	2,703
	Net asset value per share	$11.89	$12.69	$13.87
Class R-1:	Net assets	$1,274	$2,711	$1,410
	Shares outstanding	108	215	102
	Net asset value per share	$11.84	$12.61	$13.84
Class R-2:	Net assets	$2,389	$2,799	$3,242
	Shares outstanding	202	222	235
	Net asset value per share	$11.84	$12.64	$13.78
Class R-2E:	Net assets	$223	$81	$518
	Shares outstanding	19	6	37
	Net asset value per share	$11.89	$12.70	$13.86
Class R-3:	Net assets	$2,867	$6,706	$6,146
	Shares outstanding	241	530	445
	Net asset value per share	$11.89	$12.65	$13.82
Class R-4:	Net assets	$4,053	$2,299	$4,642
	Shares outstanding	338	181	335
	Net asset value per share	$11.98	$12.68	$13.88
Class R-5E:	Net assets	$658	$367	$1,951
	Shares outstanding	55	29	141
	Net asset value per share	$11.97	$12.69	$13.87
Class R-5:	Net assets	$416	$479	$14
	Shares outstanding	35	38	1
	Net asset value per share	$11.91	$12.73	$13.90
Class R-6:	Net assets	$41,811	$10,063	$10,980
	Shares outstanding	3,513	792	790
	Net asset value per share	$11.90	$12.71	$13.90

Refer to the notes to financial statements.

American Funds Retirement Income Portfolio Series	8

Financial statements (continued)

Statements of operations for the year ended October 31, 2024			(dollars in thousands)
	Conservative	Moderate	Enhanced
	Portfolio	Portfolio	Portfolio

Investment income:
Income:
Dividends from affiliated issuers	$43,423	$50,926	$ 56,313
Fees and expenses*:
Distribution services	3,474	4,041	4,164
Transfer agent services	495	483	591
Reports to shareholders	21	24	28
Registration statement and prospectus	163	192	227
Trustees’ compensation	5	6	7
Auditing and legal	17	20	23
Custodian	5	6	7
Other	4	5	6
Total fees and expenses	4,184	4,777	5,053
Net investment income	39,239	46,149	51,260
Net realized gain (loss) and unrealized appreciation
(depreciation):
Net realized gain (loss) on sale of investments in
affiliated issuers	(3,345)	(1,282)	(5,586)
Capital gain distributions received from affiliated issuers	1,560	2,897	7,707
	(1,785)	1,615	2,121
Net unrealized appreciation (depreciation) on
investments in affiliated issuers	155,151	218,280	296,565
Net realized gain (loss) and unrealized appreciation
(depreciation)	153,366	219,895	298,686
Net increase (decrease) in net assets resulting from
operations	$192,605	$266,044	$349,946

*Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

9American Funds Retirement Income Portfolio Series

Financial statements (continued)

Statements of changes in net assets					(dollars in thousands)
	Conservative		Moderate		Enhanced
	Portfolio		Portfolio		Portfolio

	Year ended October 31,		Year ended October 31,		Year ended October 31,
	2024	2023	2024	2023	2024	2023
Operations:

Net investment income (loss)	$39,239	$44,421	$46,149	$46,156	$51,260	$46,440
Net realized gain (loss)	(1,785)	(24,968)	1,615	3,764	2,121	6,191
Net unrealized appreciation (depreciation)	155,151	376	218,280	(10,899)	296,565	11,202
Net increase (decrease) in net assets resulting from
operations	192,605	19,829	266,044	39,021	349,946	63,833
Distributions paid to shareholders	(39,330)	(42,205)	(50,070)	(69,237)	(56,100)	(84,271)
Net capital share transactions	(83,608)	(122,545)	(32,024)	(1,823)	12,222	47,214
Total increase (decrease) in net assets	69,667	(144,921)	183,950	(32,039)	306,068	26,776
Net assets:
Beginning of year	1,149,213	1,294,134	1,302,824	1,334,863	1,466,255	1,439,479
End of year	$1,218,880	$1,149,213	$1,486,774	$1,302,824	$1,772,323	$1,466,255

Refer to the notes to financial statements.

American Funds Retirement Income Portfolio Series 10

Notes to financial statements

1. Organization

American Funds Retirement Income Portfolio Series (the “series“) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The series consists of three funds (the “funds“). The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:

American Funds Conservative Portfolio	Seeks current income, long-term growth of capital and conservation of capital, with an emphasis on income and conservation of capital.

American Funds Moderate Portfolio	Seeks current income, long-term growth of capital and conservation of capital.

American Funds Enhanced Portfolio	Seeks current income, long-term growth of capital and conservation of capital, with an emphasis on income and growth of capital.

Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company ("CRMC"), the series’ investment adviser, is also the investment adviser to the underlying funds.

Each fund in the series has 14 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The eight retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The funds’ share classes are described further in the following table:

Contingent deferred sales charge
Share class	Initial sales charge	upon redemption	Conversion feature

Class A	Up to 5.75%	None (except 1.00% for certain	None
redemptions within 18 months of
purchase without an initial sales
charge)

Class C	None	1.00% for redemptions within one	Class C converts to Class A
		year of purchase	after eight years

Class T*	Up to 2.50%	None	None

Classes F-1, F-2 and F-3	None	None	None

Classes R-1, R-2, R-2E,	None	None	None
R-3, R-4, R-5E, R-5 and R-6

*Class T shares of each fund are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the

U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date. Distributions received by the funds that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

11American Funds Retirement Income Portfolio Series

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution and transfer agent services, are charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information.

Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of October 31, 2024, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Periodic withdrawal risks — There is no guarantee that any of the funds will provide adequate income through retirement. These funds are not designed to, and are not expected to, generate distributions that equal a fixed percentage of each fund’s current net asset value per share. An investor taking periodic withdrawals from any of the funds should not assume that the source of a distribution is dividend or interest income or capital gains; rather, all or a portion of a distribution from any of the funds may consist of a return of capital. A return of capital is a return of all or part of an investor’s original investment in each fund. Each fund’s ability to preserve capital while making periodic distributions to investors is subject to market conditions at the time an investor invests in each fund and during the length of time such investor holds shares of each fund. Even if each fund’s portfolio value grows over time, such growth may be insufficient to enable each fund to make periodic distributions to investors without returning capital to shareholders. Payments consisting of return of capital will result in a decrease in an investor’s fund share balance. Higher rates of withdrawal and withdrawals during declining markets may result in a more rapid decrease in an investor’s fund share balance. Persistent returns of capital could ultimately result in a zero account balance.

Additionally, as periodic withdrawals by investors will be made from each fund’s assets and investors are generally not expected to reinvest such distributions in additional fund shares, distributions to investors will reduce the amount of assets available for investment by each fund. Each fund may suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders.

American Funds Retirement Income Portfolio Series 12

Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as each fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by each fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that each fund’s investment adviser does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the funds. This strategy could raise certain conflicts of interest when determining the overall asset allocation of the fund or choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.

Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying funds’ investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

13American Funds Retirement Income Portfolio Series

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage- backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the underlying fund.

Interest rate risk — The values and liquidity of the securities held by the underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The underlying fund may invest in variable and floating rate securities. When the underlying fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the underlying fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

American Funds Retirement Income Portfolio Series 14

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the underlying fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S.. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to each fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended October 31, 2024, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the year, none of the funds incurred any significant interest or penalties.

15American Funds Retirement Income Portfolio Series

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses, capital losses related to sales of certain securities within 30 days of purchase and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as distributions for tax purposes.

Additional tax basis disclosures for each fund as of October 31, 2024, were as follows (dollars in thousands):

	Conservative	Moderate	Enhanced
	Portfolio	Portfolio	Portfolio

Undistributed ordinary income	$3,088	$2,656	$1,905
Undistributed long-term capital gains	—	341	629
Capital loss carryforward*	(26,760)	—	—

Gross unrealized appreciation on investments	136,286	203,302	280,534
Gross unrealized depreciation on investments	(50,891)	(47,716)	(12,796)
Net unrealized depreciation on investments	85,395	155,586	267,738

Cost of investments	1,133,799	1,331,516	1,504,947

Reclassification from total distributable earnings to capital paid in on shares of beneficial interest	4	328	499

*Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in future years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Conservative Portfolio

	Year ended October 31, 2024			Year ended October 31, 2023

			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid

Class A	$28,968	$—	$28,968	$30,787	$—	$30,787
Class C	2,809	—	2,809	3,303	—	3,303
Class T	—†	—	—†	—†	—	—†
Class F-1	660	—	660	775	—	775
Class F-2	4,342	—	4,342	4,857	—	4,857
Class F-3	742	—	742	813	—	813
Class R-1	39	—	39	38	—	38
Class R-2	53	—	53	42	—	42
Class R-2E	5	—	5	4	—	4
Class R-3	73	—	73	73	—	73
Class R-4	162	—	162	219	—	219
Class R-5E	19	—	19	12	—	12
Class R-5	14	—	14	13	—	13
Class R-6	1,444	—	1,444	1,269	—	1,269

Total	$39,330	$—	$39,330	$42,205	$—	$42,205

Refer to the end of the tables for footnote.

American Funds Retirement Income Portfolio Series 16

Moderate Portfolio

	Year ended October 31, 2024			Year ended October 31, 2023

			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid

Class A	$36,793	$3,339	$40,132	$35,676	$19,371	$55,047
Class C	2,234	280	2,514	2,507	1,807	4,314
Class T	—†	—†	—†	1	—†	1
Class F-1	511	50	561	574	320	894
Class F-2	5,012	436	5,448	4,843	2,458	7,301
Class F-3	580	47	627	602	320	922
Class R-1	65	7	72	50	34	84
Class R-2	66	7	73	57	36	93
Class R-2E	2	—†	2	2	1	3
Class R-3	173	17	190	116	59	175
Class R-4	66	7	73	63	36	99
Class R-5E	11	1	12	8	4	12
Class R-5	16	1	17	17	9	26
Class R-6	323	26	349	201	65	266

Total	$45,852	$4,218	$50,070	$44,717	$24,520	$69,237

Enhanced Portfolio

	Year ended October 31, 2024			Year ended October 31, 2023

			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid

Class A	$38,821	$4,049	$42,870	$34,922	$28,708	$63,630
Class C	1,825	270	2,095	1,948	2,222	4,170
Class T	—†	—†	—†	—†	—†	—†
Class F-1	557	62	619	659	601	1,260
Class F-2	7,417	722	8,139	6,840	5,306	12,146
Class F-3	1,310	129	1,439	1,009	754	1,763
Class R-1	33	5	38	27	25	52
Class R-2	96	16	112	107	110	217
Class R-2E	16	2	18	15	15	30
Class R-3	173	21	194	145	116	261
Class R-4	163	21	184	182	144	326
Class R-5E	49	4	53	35	28	63
Class R-5	1	—†	1	—†	—†	—†
Class R-6	310	28	338	202	151	353

Total	$50,771	$5,329	$56,100	$46,091	$38,180	$84,271

†Amount less than one thousand.

17American Funds Retirement Income Portfolio Series

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, CCG and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class-specific fees and expenses — Expenses that are specific to individual share classes of each fund are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes of each fund, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits

Class A	0.30%	0.30%
Classes C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Class R-3	0.50	0.75
Classes T, F-1 and R-4	0.25	0.50

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. This share class reimburses CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of October 31, 2024, there were no unreimbursed expenses subject to reimbursement for any of the funds’ Class A shares.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communica- tions and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to the series. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the series and market developments that impact underlying fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each underlying fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets for Class R-6 shares. CRMC receives administrative services fees at the annual rate of 0.03% of the average daily net assets of the

Class R-6 shares of each underlying fund for CRMC’s provision of administrative services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

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For the year ended October 31, 2024, the class-specific expenses of each fund under these agreements were as follows (dollars in thousands):

Conservative Portfolio			Moderate Portfolio
	Distribution	Transfer agent		Distribution	Transfer agent
Share class	services	services	Share class	services	services

Class A	$2,278	$296	Class A	$3,037	$299
Class C	1,090	37	Class C	891	24
Class T	—	—*	Class T	—	—
Class F-1	51	21	Class F-1	40	16
Class F-2	Not applicable	124	Class F-2	Not applicable	131
Class F-3	Not applicable	1	Class F-3	Not applicable	—*
Class R-1	15	—*	Class R-1	25	—*
Class R-2	15	5	Class R-2	19	4
Class R-2E	1	—*	Class R-2E	—*	—*
Class R-3	12	4	Class R-3	24	6
Class R-4	12	5	Class R-4	5	2
Class R-5E	Not applicable	1	Class R-5E	Not applicable	1
Class R-5	Not applicable	—*	Class R-5	Not applicable	—*
Class R-6	Not applicable	1	Class R-6	Not applicable	—*

Total class-specific			Total class-specific
expenses	$3,474	$495	expenses	$4,041	$483

Refer to the end of the tables for footnote.

Enhanced Portfolio

	Distribution	Transfer agent
Share class	services	services

Class A	$3,255	$309
Class C	780	20
Class T	—	—
Class F-1	47	22
Class F-2	Not applicable	226
Class F-3	Not applicable	1
Class R-1	13	—*
Class R-2	28	4
Class R-2E	3	1
Class R-3	30	5
Class R-4	8	1
Class R-5E	Not applicable	2
Class R-5	Not applicable	—*
Class R-6	Not applicable	—*
Total class-specific

expenses	$4,164	$591

*Amount less than one thousand.

19American Funds Retirement Income Portfolio Series

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation shown on the accompanying financial statements reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

		Increase in value of	Total trustees’
	Current fees	deferred amounts	compensation

Conservative Portfolio	$3	$2	$5
Moderate Portfolio	4	2	6
Enhanced Portfolio	5	2	7

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

7. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

8. Investment transactions

The funds engaged in purchases and sales of investment securities of affiliated issuers during the year ended October 31, 2024, as follows (dollars in thousands):

	Purchases	Sales

Conservative Portfolio	$147,753	$228,325
Moderate Portfolio	215,343	247,358
Enhanced Portfolio	278,814	263,722

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9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Conservative Portfolio

			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2024
Class A	$88,315	7,701	$28,736	2,502	$(163,420)	(14,368)	$(46,369)	(4,165)
Class C	7,285	641	2,793	245	(33,048)	(2,913)	(22,970)	(2,027)
Class T	—	—	—	—	—	—	—	—
Class F-1	2,001	177	660	58	(6,630)	(584)	(3,969)	(349)
Class F-2	27,450	2,394	4,334	376	(36,617)	(3,200)	(4,833)	(430)
Class F-3	2,598	225	742	65	(5,869)	(518)	(2,529)	(228)
Class R-1	90	8	39	4	(475)	(42)	(346)	(30)
Class R-2	648	56	53	5	(151)	(13)	550	48
Class R-2E	125	11	5	—†	(51)	(4)	79	7
Class R-3	786	68	73	6	(452)	(40)	407	34
Class R-4	556	48	162	14	(3,838)	(333)	(3,120)	(271)
Class R-5E	215	18	18	2	(56)	(5)	177	15
Class R-5	10	1	13	1	(9)	(1)	14	1
Class R-6	14,936	1,303	1,444	125	(17,079)	(1,495)	(699)	(67)

Total net increase (decrease)	$145,015	12,651	$39,072	3,403	$(267,695)	(23,516)	$(83,608)	(7,462)
Year ended October 31, 2023

Class A	$84,136	7,651	$30,545	2,810	$(197,028)	(17,990)	$(82,347)	(7,529)
Class C	9,719	889	3,279	303	(31,836)	(2,922)	(18,838)	(1,730)
Class T	—	—	—	—	—	—	—	—
Class F-1	1,932	175	775	71	(8,177)	(746)	(5,470)	(500)
Class F-2	25,434	2,309	4,841	444	(56,502)	(5,148)	(26,227)	(2,395)
Class F-3	7,341	667	813	75	(9,080)	(827)	(926)	(85)
Class R-1	106	10	39	3	(101)	(9)	44	4
Class R-2	512	46	41	4	(297)	(27)	256	23
Class R-2E	107	10	3	—†	(125)	(11)	(15)	(1)
Class R-3	757	68	73	7	(702)	(64)	128	11
Class R-4	899	81	218	20	(838)	(76)	279	25
Class R-5E	136	12	12	1	(38)	(3)	110	10
Class R-5	9	1	12	1	(244)	(22)	(223)	(20)
Class R-6	16,513	1,508	1,269	117	(7,098)	(646)	10,684	979

Total net increase (decrease)	$147,601	13,427	$41,920	3,856	$(312,066)	(28,491)	$(122,545)	(11,208)

Refer to the end of the tables for footnotes.

21American Funds Retirement Income Portfolio Series

Moderate Portfolio

			Reinvestments of					Net increase
	Sales*		distributions		Repurchases*			(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2024
Class A	$132,081	10,895	$39,615	3,269	$(173,316)	(14,373)	$(1,620)	(209)
Class C	9,400	781	2,505	208	(29,898)	(2,487)	(17,993)	(1,498)
Class T	—	—	—	—	—	—	—	—
Class F-1	883	72	557	46	(4,949)	(403)	(3,509)	(285)
Class F-2	24,126	1,979	5,343	441	(43,238)	(3,567)	(13,769)	(1,147)
Class F-3	5,779	467	626	52	(4,106)	(337)	2,299	182
Class R-1	602	48	72	6	(519)	(42)	155	12
Class R-2	357	30	73	6	(87)	(7)	343	29
Class R-2E	4	—†	2	—†	—†	—†	6	—†
Class R-3	2,506	205	190	15	(1,262)	(106)	1,434	114
Class R-4	370	29	73	6	(456)	(38)	(13)	(3)
Class R-5E	178	15	12	1	(129)	(11)	61	5
Class R-5	15	2	17	1	(86)	(7)	(54)	(4)
Class R-6	2,321	191	350	29	(2,035)	(168)	636	52

Total net increase (decrease)	$178,622	14,714	$49,435	4,080	$(260,081)	(21,546)	$(32,024)	(2,752)
Year ended October 31, 2023

Class A	$116,556	10,238	$54,331	4,840	$(171,941)	(15,111)	$(1,054)	(33)
Class C	8,300	734	4,306	385	(22,088)	(1,954)	(9,482)	(835)
Class T	—	—	—	—	—	—	—	—
Class F-1	1,767	156	892	79	(4,267)	(376)	(1,608)	(141)
Class F-2	31,643	2,772	7,167	637	(33,889)	(2,968)	4,921	441
Class F-3	3,299	290	922	82	(6,972)	(616)	(2,751)	(244)
Class R-1	416	38	84	7	(41)	(4)	459	41
Class R-2	152	13	93	9	(48)	(4)	197	18
Class R-2E	4	1	2	—†	—†	—†	6	1
Class R-3	2,369	208	175	16	(232)	(21)	2,312	203
Class R-4	728	63	99	9	(526)	(46)	301	26
Class R-5E	82	7	12	1	(37)	(3)	57	5
Class R-5	—	—	25	2	(30)	(3)	(5)	(1)
Class R-6	6,151	536	266	24	(1,593)	(140)	4,824	420

Total net increase (decrease)	$171,467	15,056	$68,374	6,091	$(241,664)	(21,246)	$(1,823)	(99)

Refer to the end of the table for footnotes.

American Funds Retirement Income Portfolio Series 22

Enhanced Portfolio

			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2024
Class A	$163,189	12,404	$42,213	3,224	$(182,571)	(13,978)	$ 22,831	1,650
Class C	8,103	618	2,087	161	(24,650)	(1,894)	(14,460)	(1,115)
Class T	—	—	—	—	—	—	—	—
Class F-1	1,798	137	619	47	(3,604)	(277)	(1,187)	(93)
Class F-2	46,498	3,528	7,970	607	(48,889)	(3,759)	5,579	376
Class F-3	12,011	941	1,439	110	(12,200)	(929)	1,250	122
Class R-1	324	24	37	3	(391)	(30)	(30)	(3)
Class R-2	477	36	112	8	(2,341)	(179)	(1,752)	(135)
Class R-2E	9	1	17	1	(173)	(13)	(147)	(11)
Class R-3	1,089	84	194	15	(1,490)	(114)	(207)	(15)
Class R-4	407	31	184	14	(2,943)	(227)	(2,352)	(182)
Class R-5E	570	44	53	4	(83)	(6)	540	42
Class R-5	—†	—†	—†	—†	—	—	—†	—†
Class R-6	2,596	198	339	26	(778)	(60)	2,157	164

Total net increase (decrease)	$237,071	18,046	$55,264	4,220	$(280,113)	(21,466)	$ 12,222	800
Year ended October 31, 2023

Class A	$139,292	11,580	$62,946	5,345	$(155,668)	(12,978)	$ 46,570	3,947
Class C	7,850	655	4,153	354	(21,201)	(1,774)	(9,198)	(765)
Class T	—	—	—	—	—	—	—	—
Class F-1	2,040	171	1,260	107	(9,934)	(825)	(6,634)	(547)
Class F-2	36,774	3,058	11,996	1,017	(38,873)	(3,234)	9,897	841
Class F-3	5,683	471	1,760	149	(5,310)	(442)	2,133	178
Class R-1	399	33	51	5	(193)	(16)	257	22
Class R-2	567	47	217	18	(552)	(46)	232	19
Class R-2E	2	—†	29	2	(29)	(2)	2	—†
Class R-3	2,231	184	261	22	(755)	(65)	1,737	141
Class R-4	437	36	325	28	(285)	(23)	477	41
Class R-5E	322	27	62	6	(324)	(27)	60	6
Class R-5	—	—	—	—	—	—	—	—
Class R-6	2,217	184	352	30	(888)	(73)	1,681	141

Total net increase (decrease)	$197,814	16,446	$83,412	7,083	$(234,012)	(19,505)	$ 47,214	4,024

*Includes exchanges between share classes of the fund.

†Amount less than one thousand.

23American Funds Retirement Income Portfolio Series

Financial highlights

Conservative Portfolio

		Income (loss) from investment operations1			Dividends and distributions
			Net gains								Ratio of	Ratio of
			(losses) on								expenses to	expenses to		Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			average net	average net	Net	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	assets before	assets after	effective	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end		end of year	reimburse-	reimburse-	expense	to average
Year ended	of year	(loss)	unrealized)	operations	income)	gains)	distributions	of year	Total return2,3	(in millions)	ments4	ments3,4	ratio3,5	net assets3
Class A:
10/31/2024	$10.44	$.38	$ 1.43	$ 1.81	$(.38)	$ —	$(.38)	$11.87	17.49%	$ 895.31%		.31%	.59%	3.29%
10/31/2023	10.67	.39	(.25)	.14	(.37)	—	(.37)	10.44	1.20	830.30		.30	.57	3.53
10/31/2022	12.49	.29	(1.70)	(1.41)	(.29)	(.12)	(.41)	10.67	(11.55)	929.34		.34	.60	2.48
10/31/2021	11.35	.23	1.34	1.57	(.34)	(.09)	(.43)	12.49	14.03	1,024.35		.35	.61	1.86
10/31/2020	11.30	.25	.17	.42	(.29)	(.08)	(.37)	11.35	3.75	755.37		.37	.64	2.23

Class C:
10/31/2024	10.38	.29	1.43	1.72	(.29)	—	(.29)	11.81	16.70	102	1.05	1.05	1.33	2.57
10/31/2023	10.61	.30	(.25)	.05	(.28)	—	(.28)	10.38	.42	111	1.05	1.05	1.32	2.79
10/31/2022	12.42	.21	(1.69)	(1.48)	(.21)	(.12)	(.33)	10.61	(12.17)	131	1.05	1.05	1.31	1.78
10/31/2021	11.29	.14	1.34	1.48	(.26)	(.09)	(.35)	12.42	13.25	155	1.05	1.05	1.31	1.16
10/31/2020	11.24	.17	.17	.34	(.21)	(.08)	(.29)	11.29	3.06	116	1.07	1.07	1.34	1.55

Class T:									17.806	—7.046		.046	.326	3.566
10/31/2024	10.45	.41	1.43	1.84	(.41)	—	(.41)	11.88
10/31/2023	10.68	.42	(.25)	.17	(.40)	—	(.40)	10.45	1.476	—7.026		.026	.296	3.806
10/31/2022	12.50	.33	(1.70)	(1.37)	(.33)	(.12)	(.45)	10.68	(11.27)6	—7.056		.056	.316	2.796
10/31/2021	11.36	.27	1.34	1.61	(.38)	(.09)	(.47)	12.50	14.346	—7.056		.056	.316	2.186
10/31/2020	11.31	.29	.16	.45	(.32)	(.08)	(.40)	11.36	4.046	—7.076		.076	.346	2.576
Class F-1:
10/31/2024	10.44	.37	1.44	1.81	(.37)	—	(.37)	11.88	17.50	19.37		.37	.65	3.27
10/31/2023	10.67	.38	(.25)	.13	(.36)	—	(.36)	10.44	1.10	21.37		.37	.64	3.47
10/31/2022	12.49	.29	(1.70)	(1.41)	(.29)	(.12)	(.41)	10.67	(11.57)	26.37		.37	.63	2.47
10/31/2021	11.36	.23	1.33	1.56	(.34)	(.09)	(.43)	12.49	13.90	30.37		.37	.63	1.85
10/31/2020	11.30	.25	.18	.43	(.29)	(.08)	(.37)	11.36	3.83	25.38		.38	.65	2.21

Class F-2:
10/31/2024	10.46	.40	1.44	1.84	(.40)	—	(.40)	11.90	17.78	129.12		.12	.40	3.47
10/31/2023	10.69	.41	(.25)	.16	(.39)	—	(.39)	10.46	1.37	117.12		.12	.39	3.72
10/31/2022	12.52	.32	(1.71)	(1.39)	(.32)	(.12)	(.44)	10.69	(11.39)	146.12		.12	.38	2.71
10/31/2021	11.37	.25	1.36	1.61	(.37)	(.09)	(.46)	12.52	14.35	150.12		.12	.38	2.08
10/31/2020	11.32	.28	.16	.44	(.31)	(.08)	(.39)	11.37	3.97	105.14		.14	.41	2.43

Class F-3:
10/31/2024	10.45	.41	1.44	1.85	(.41)	—	(.41)	11.89	17.91	21.02		.02	.30	3.61
10/31/2023	10.68	.41	(.24)	.17	(.40)	—	(.40)	10.45	1.48	21.02		.02	.29	3.76
10/31/2022	12.51	.34	(1.72)	(1.38)	(.33)	(.12)	(.45)	10.68	(11.32)	22.02		.02	.28	2.93
10/31/2021	11.37	.26	1.35	1.61	(.38)	(.09)	(.47)	12.51	14.36	22.02		.02	.28	2.10
10/31/2020	11.31	.29	.17	.46	(.32)	(.08)	(.40)	11.37	4.16	10.04		.04	.31	2.57

Class R-1:
10/31/2024	10.41	.30	1.43	1.73	(.30)	—	(.30)	11.84	16.69	1	1.04	1.04	1.32	2.62
10/31/2023	10.64	.30	(.24)	.06	(.29)	—	(.29)	10.41	.45	1	1.04	1.04	1.31	2.76
10/31/2022	12.46	.21	(1.70)	(1.49)	(.21)	(.12)	(.33)	10.64	(12.23)	2	1.04	1.04	1.30	1.82
10/31/2021	11.32	.14	1.35	1.49	(.26)	(.09)	(.35)	12.46	13.27	2	1.07	1.07	1.33	1.12
10/31/2020	11.27	.17	.16	.33	(.20)	(.08)	(.28)	11.32	3.00	1	1.08	1.08	1.35	1.53

Class R-2:
10/31/2024	10.42	.29	1.43	1.72	(.30)	—	(.30)	11.84	16.66	2	1.00	1.00	1.28	2.56
10/31/2023	10.65	.30	(.24)	.06	(.29)	—	(.29)	10.42	.48	2	1.03	1.03	1.30	2.76
10/31/2022	12.47	.21	(1.70)	(1.49)	(.21)	(.12)	(.33)	10.65	(12.20)	1	1.03	1.03	1.29	1.82
10/31/2021	11.33	.15	1.34	1.49	(.26)	(.09)	(.35)	12.47	13.31	2	1.01	1.01	1.27	1.24
10/31/2020	11.27	.20	.16	.36	(.22)	(.08)	(.30)	11.33	3.28	2.89		.89	1.16	1.73

Class R-2E:										—7
10/31/2024	10.46	.32	1.44	1.76	(.33)	—	(.33)	11.89	16.99		.76	.76	1.04	2.75
10/31/2023	10.68	.33	(.25)	.08	(.30)	—	(.30)	10.46	.716	—7.786		.786	1.056	2.996
10/31/2022	12.51	.24	(1.71)	(1.47)	(.24)	(.12)	(.36)	10.68	(11.97)6	—7.766		.766	1.026	2.086
10/31/2021	11.38	.15	1.40	1.55	(.33)	(.09)	(.42)	12.51	13.81	—7.68		.63	.89	1.22
10/31/2020	11.32	.26	.16	.42	(.28)	(.08)	(.36)	11.38	3.826	—7.616		.336	.606	2.306

Refer to the end of the tables for footnotes.

American Funds Retirement Income Portfolio Series 24

Financial highlights (continued)

Conservative Portfolio (continued)

		Income (loss) from investment operations1			Dividends and distributions
			Net gains								Ratio of	Ratio of
			(losses) on								expenses to	expenses to		Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			average net	average net	Net	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	assets before	assets after	effective	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end		end of year	reimburse-	reimburse-	expense	to average
Year ended	of year	(loss)	unrealized)	operations	income)	gains)	distributions	of year	Total return2,3	(in millions)	ments4	ments3,4	ratio3,5	net assets3
Class R-3:
10/31/2024	$10.45	$.33	$ 1.45	$ 1.78	$(.34)	$ —	$(.34)	$11.89	17.17%		$3.67%	.67%	.95%	2.90%
10/31/2023	10.69	.35	(.26)	.09	(.33)	—	(.33)	10.45	.76		2.65	.65	.92	3.16
10/31/2022	12.51	.27	(1.72)	(1.45)	(.25)	(.12)	(.37)	10.69	(11.82)		2.62	.62	.88	2.27
10/31/2021	11.36	.19	1.36	1.55	(.31)	(.09)	(.40)	12.51	13.77		4.63	.63	.89	1.59
10/31/2020	11.31	.22	.17	.39	(.26)	(.08)	(.34)	11.36	3.47		4.65	.65	.92	1.97

Class R-4:
10/31/2024	10.52	.39	1.44	1.83	(.37)	—	(.37)	11.98	17.54		4.35	.35	.63	3.43
10/31/2023	10.75	.38	(.25)	.13	(.36)	—	(.36)	10.52	1.14		6.34	.34	.61	3.45
10/31/2022	12.59	.30	(1.73)	(1.43)	(.29)	(.12)	(.41)	10.75	(11.62)		6.33	.33	.59	2.50
10/31/2021	11.36	.12	1.44	1.56	(.24)	(.09)	(.33)	12.59	13.90		9.38	.38	.64	1.03
10/31/2020	11.30	.25	.17	.42	(.28)	(.08)	(.36)	11.36	3.82		77.39	.39	.66	2.24

Class R-5E:
10/31/2024	10.52	.39	1.46	1.85	(.40)	—	(.40)	11.97	17.74		1.15	.15	.43	3.38
10/31/2023	10.75	.40	(.24)	.16	(.39)	—	(.39)	10.52	1.35		—7.14	.14	.41	3.61
10/31/2022	12.58	.32	(1.71)	(1.39)	(.32)	(.12)	(.44)	10.75	(11.34)		—7.12	.12	.38	2.70
10/31/2021	11.43	.23	1.38	1.61	(.37)	(.09)	(.46)	12.58	14.32		—7.10	.09	.35	1.86
10/31/2020	11.31	.30	.14	.44	(.24)	(.08)	(.32)	11.43	3.92		—7.21	.20	.47	2.70
Class R-5:										—7
10/31/2024	10.46	.40	1.46	1.86	(.41)	—	(.41)	11.91	17.93		.07	.07	.35	3.52
10/31/2023	10.69	.47	(.31)	.16	(.39)	—	(.39)	10.46	1.41		—7.08	.08	.35	4.25
10/31/2022	12.52	.45	(1.83)	(1.38)	(.33)	(.12)	(.45)	10.69	(11.34)		1.03	.03	.29	3.76
10/31/2021	11.38	.27	1.34	1.61	(.38)	(.09)	(.47)	12.52	14.33		2.04	.04	.30	2.18
10/31/2020	11.33	.28	.17	.45	(.32)	(.08)	(.40)	11.38	4.03		2.08	.08	.35	2.41

Class R-6:
10/31/2024	10.46	.41	1.44	1.85	(.41)	—	(.41)	11.90	17.89		42.02	.02	.30	3.58
10/31/2023	10.69	.40	(.23)	.17	(.40)	—	(.40)	10.46	1.47		38.02	.02	.29	3.67
10/31/2022	12.52	.33	(1.71)	(1.38)	(.33)	(.12)	(.45)	10.69	(11.31)		28.02	.02	.28	2.82
10/31/2021	11.38	.27	1.34	1.61	(.38)	(.09)	(.47)	12.52	14.35		31.03	.03	.29	2.21
10/31/2020	11.32	.29	.17	.46	(.32)	(.08)	(.40)	11.38	4.16		25.04	.04	.31	2.59

Refer to the end of the tables for footnotes.

25American Funds Retirement Income Portfolio Series

Financial highlights (continued)

Moderate Portfolio

		Income (loss) from investment operations1			Dividends and distributions
			Net gains								Ratio of	Ratio of
			(losses) on								expenses to	expenses to		Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			average net	average net	Net	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	assets before	assets after	effective	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end		end of year	reimburse-	reimburse-	expense	to average
Year ended	of year	(loss)	unrealized)	operations	income)	gains)	distributions	of year	Total return2,3	(in millions)	ments4	ments3,4	ratio3,5	net assets3
Class A:
10/31/2024	$10.86	$.39	$ 1.86	$ 2.25	$(.39)	$(.04)	$(.43)	$12.68	20.94%	$1,199.31%		.31%	.60%	3.24%
10/31/2023	11.12	.38	(.05)	.33	(.38)	(.21)	(.59)	10.86	2.79	1,029.30		.30	.60	3.37
10/31/2022	13.06	.31	(1.77)	(1.46)	(.32)	(.16)	(.48)	11.12	(11.49)	1,053.32		.32	.62	2.58
10/31/2021	11.34	.27	1.91	2.18	(.33)	(.13)	(.46)	13.06	19.52	1,189.32		.32	.60	2.15
10/31/2020	11.58	.29	(.08)	.21	(.31)	(.14)	(.45)	11.34	1.82	908.35		.35	.62	2.51

Class C:
10/31/2024	10.80	.31	1.85	2.16	(.30)	(.04)	(.34)	12.62	20.15	84	1.04	1.04	1.33	2.54
10/31/2023	11.06	.30	(.06)	.24	(.29)	(.21)	(.50)	10.80	2.02	88	1.04	1.04	1.34	2.64
10/31/2022	12.99	.23	(1.77)	(1.54)	(.23)	(.16)	(.39)	11.06	(12.13)	100	1.04	1.04	1.34	1.87
10/31/2021	11.29	.18	1.89	2.07	(.24)	(.13)	(.37)	12.99	18.59	119	1.04	1.04	1.32	1.43
10/31/2020	11.53	.21	(.08)	.13	(.23)	(.14)	(.37)	11.29	1.10	93	1.05	1.05	1.32	1.83

Class T:									21.286	—7.026		.026	.316	3.546
10/31/2024	10.86	.43	1.86	2.29	(.43)	(.04)	(.47)	12.68
10/31/2023	11.12	.42	(.06)	.36	(.41)	(.21)	(.62)	10.86	3.076	—7.026		.026	.326	3.676
10/31/2022	13.06	.35	(1.77)	(1.42)	(.36)	(.16)	(.52)	11.12	(11.24)6	—7.056		.056	.356	2.876
10/31/2021	11.34	.31	1.90	2.21	(.36)	(.13)	(.49)	13.06	19.836	—7.056		.056	.336	2.446
10/31/2020	11.58	.32	(.08)	.24	(.34)	(.14)	(.48)	11.34	2.116	—7.066		.066	.336	2.836
Class F-1:
10/31/2024	10.86	.39	1.85	2.24	(.38)	(.04)	(.42)	12.68	20.85	15.37		.37	.66	3.20
10/31/2023	11.12	.37	(.05)	.32	(.37)	(.21)	(.58)	10.86	2.71	16.37		.37	.67	3.29
10/31/2022	13.06	.31	(1.78)	(1.47)	(.31)	(.16)	(.47)	11.12	(11.54)	18.37		.37	.67	2.54
10/31/2021	11.34	.27	1.90	2.17	(.32)	(.13)	(.45)	13.06	19.46	22.37		.37	.65	2.14
10/31/2020	11.58	.28	(.07)	.21	(.31)	(.14)	(.45)	11.34	1.82	20.37		.37	.64	2.48

Class F-2:
10/31/2024	10.88	.42	1.86	2.28	(.42)	(.04)	(.46)	12.70	21.13	145.11		.11	.40	3.45
10/31/2023	11.13	.40	(.04)	.36	(.40)	(.21)	(.61)	10.88	3.07	137.11		.11	.41	3.55
10/31/2022	13.08	.34	(1.78)	(1.44)	(.35)	(.16)	(.51)	11.13	(11.36)	135.11		.11	.41	2.78
10/31/2021	11.36	.30	1.90	2.20	(.35)	(.13)	(.48)	13.08	19.73	140.11		.11	.39	2.36
10/31/2020	11.60	.31	(.08)	.23	(.33)	(.14)	(.47)	11.36	2.05	100.12		.12	.39	2.74

Class F-3:
10/31/2024	10.86	.43	1.87	2.30	(.43)	(.04)	(.47)	12.69	21.37	19.02		.02	.31	3.54
10/31/2023	11.12	.43	(.07)	.36	(.41)	(.21)	(.62)	10.86	3.07	14.02		.02	.32	3.73
10/31/2022	13.07	.34	(1.77)	(1.43)	(.36)	(.16)	(.52)	11.12	(11.28)	17.02		.02	.32	2.84
10/31/2021	11.35	.30	1.91	2.21	(.36)	(.13)	(.49)	13.07	19.85	16.02		.02	.30	2.37
10/31/2020	11.59	.33	(.09)	.24	(.34)	(.14)	(.48)	11.35	2.15	7.03		.03	.30	2.88

Class R-1:
10/31/2024	10.81	.31	1.84	2.15	(.31)	(.04)	(.35)	12.61	20.05	3	1.03	1.03	1.32	2.56
10/31/2023	11.07	.30	(.06)	.24	(.29)	(.21)	(.50)	10.81	2.07	2	1.03	1.03	1.33	2.61
10/31/2022	13.01	.23	(1.77)	(1.54)	(.24)	(.16)	(.40)	11.07	(12.13)	2	1.02	1.02	1.32	1.90
10/31/2021	11.33	.14	1.91	2.05	(.24)	(.13)	(.37)	13.01	18.35	2	1.06	1.06	1.34	1.12
10/31/2020	11.57	.20	(.07)	.13	(.23)	(.14)	(.37)	11.33	1.10	1	1.08	1.08	1.35	1.78

Class R-2:
10/31/2024	10.82	.31	1.87	2.18	(.32)	(.04)	(.36)	12.64	20.32	3.91		.91	1.20	2.60
10/31/2023	11.08	.31	(.05)	.26	(.31)	(.21)	(.52)	10.82	2.19	2.90		.90	1.20	2.74
10/31/2022	13.01	.24	(1.77)	(1.53)	(.24)	(.16)	(.40)	11.08	(12.05)	2.85		.85	1.15	1.97
10/31/2021	11.30	.20	1.90	2.10	(.26)	(.13)	(.39)	13.01	18.84	4.90		.90	1.18	1.58
10/31/2020	11.54	.23	(.08)	.15	(.25)	(.14)	(.39)	11.30	1.34	3.86		.86	1.13	2.06

Class R-2E:									20.456	—7.696		.696	.986	2.846
10/31/2024	10.88	.35	1.86	2.21	(.35)	(.04)	(.39)	12.70
10/31/2023	11.14	.34	(.06)	.28	(.33)	(.21)	(.54)	10.88	2.406	—7.686		.686	.986	2.966
10/31/2022	13.08	.27	(1.77)	(1.50)	(.28)	(.16)	(.44)	11.14	(11.78)6	—7.666		.666	.966	2.246
10/31/2021	11.36	.23	1.91	2.14	(.29)	(.13)	(.42)	13.08	19.106	—7.686		.666	.946	1.826
10/31/2020	11.59	.25	(.09)	.16	(.25)	(.14)	(.39)	11.36	1.426	—7.756		.746	1.016	2.196

Refer to the end of the tables for footnotes.

American Funds Retirement Income Portfolio Series 26
Financial highlights (continued)

Moderate Portfolio (continued)

		Income (loss) from investment operations1			Dividends and distributions
			Net gains								Ratio of	Ratio of
			(losses) on								expenses to	expenses to		Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			average net	average net	Net	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	assets before	assets after	effective	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end		end of year	reimburse-	reimburse-	expense	to average
Year ended	of year	(loss)	unrealized)	operations	income)	gains)	distributions	of year	Total return2,3	(in millions)	ments4	ments3,4	ratio3,5	net assets3
Class R-3:
10/31/2024	$10.84	$.36	$ 1.86	$ 2.22	$(.37)	$(.04)	$(.41)	$12.65	20.65%		$7.55%	.55%	.84%	2.96%
10/31/2023	11.10	.35	(.04)	.31	(.36)	(.21)	(.57)	10.84	2.62		5.49	.49	.79	3.08
10/31/2022	13.04	.30	(1.79)	(1.49)	(.29)	(.16)	(.45)	11.10	(11.76)		2.54	.54	.84	2.44
10/31/2021	11.33	.22	1.92	2.14	(.30)	(.13)	(.43)	13.04	19.17		4.59	.59	.87	1.75
10/31/2020	11.57	.25	(.07)	.18	(.28)	(.14)	(.42)	11.33	1.61		1.59	.59	.86	2.22

Class R-4:
10/31/2024	10.85	.39	1.87	2.26	(.39)	(.04)	(.43)	12.68	21.00		2.34	.34	.63	3.23
10/31/2023	11.11	.39	(.07)	.32	(.37)	(.21)	(.58)	10.85	2.75		2.35	.35	.65	3.39
10/31/2022	13.06	.30	(1.77)	(1.47)	(.32)	(.16)	(.48)	11.11	(11.58)		2.35	.35	.65	2.49
10/31/2021	11.34	.26	1.92	2.18	(.33)	(.13)	(.46)	13.06	19.54		1.34	.34	.62	2.02
10/31/2020	11.58	.31	(.10)	.21	(.31)	(.14)	(.45)	11.34	1.83		1.33	.33	.60	2.76

Class R-5E:										—7
10/31/2024	10.87	.42	1.85	2.27	(.41)	(.04)	(.45)	12.69	21.10		.17	.17	.46	3.41
10/31/2023	11.13	.39	(.05)	.34	(.39)	(.21)	(.60)	10.87	2.95		—7.15	.15	.45	3.44
10/31/2022	13.07	.33	(1.77)	(1.44)	(.34)	(.16)	(.50)	11.13	(11.32)		—7.16	.16	.46	2.78
10/31/2021	11.36	.24	1.96	2.20	(.36)	(.13)	(.49)	13.07	19.72		—7.14	.12	.40	1.89
10/31/2020	11.59	.33	(.08)	.25	(.34)	(.14)	(.48)	11.36	2.19		—7.23	.04	.31	2.85
Class R-5:										—7
10/31/2024	10.90	.42	1.87	2.29	(.42)	(.04)	(.46)	12.73	21.23		.07	.07	.36	3.45
10/31/2023	11.16	.41	(.06)	.35	(.40)	(.21)	(.61)	10.90	3.01		—7.07	.07	.37	3.59
10/31/2022	13.11	.35	(1.79)	(1.44)	(.35)	(.16)	(.51)	11.16	(11.29)		—7.07	.07	.37	2.84
10/31/2021	11.38	.30	1.92	2.22	(.36)	(.13)	(.49)	13.11	19.81		1.07	.07	.35	2.31
10/31/2020	11.60	.33	(.10)	.23	(.31)	(.14)	(.45)	11.38	2.02		—7.14	.10	.37	2.83
Class R-6:
10/31/2024	10.89	.43	1.86	2.29	(.43)	(.04)	(.47)	12.71	21.22		10.02	.02	.31	3.51
10/31/2023	11.14	.38	(.01)	.37	(.41)	(.21)	(.62)	10.89	3.16		8.02	.02	.32	3.36
10/31/2022	13.09	.35	(1.78)	(1.43)	(.36)	(.16)	(.52)	11.14	(11.27)		4.02	.02	.32	2.88
10/31/2021	11.37	.29	1.92	2.21	(.36)	(.13)	(.49)	13.09	19.81		4.02	.02	.30	2.28
10/31/2020	11.61	.33	(.09)	.24	(.34)	(.14)	(.48)	11.37	2.14		2.04	.04	.31	2.90

Refer to the end of the tables for footnotes.

27American Funds Retirement Income Portfolio Series

Financial highlights (continued)

Enhanced Portfolio

		Income (loss) from investment operations1			Dividends and distributions
			Net gains								Ratio of	Ratio of
			(losses) on								expenses to	expenses to		Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			average net	average net	Net	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	assets before	assets after	effective	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end		end of year	reimburse-	reimburse-	expense	to average
Year ended	of year	(loss)	unrealized)	operations	income)	gains)	distributions	of year	Total return2,3	(in millions)	ments4	ments3,4	ratio3,5	net assets3
Class A:
10/31/2024	$11.54	$.40	$ 2.36	$ 2.76	$(.40)	$(.04)	$(.44)	$13.86	24.24%	$1,359.30%		.30%	.60%	3.08%
10/31/2023	11.70	.37	.15	.52	(.37)	(.31)	(.68)	11.54	4.43	1,113.30		.30	.60	3.07
10/31/2022	13.94	.32	(1.96)	(1.64)	(.32)	(.28)	(.60)	11.70	(12.21)	1,082.34		.34	.64	2.46
10/31/2021	11.48	.30	2.51	2.81	(.31)	(.04)	(.35)	13.94	24.73	1,162.31		.31	.60	2.25
10/31/2020	11.91	.32	(.26)	.06	(.32)	(.17)	(.49)	11.48	.50	834.35		.35	.64	2.73

Class C:
10/31/2024	11.49	.31	2.35	2.66	(.30)	(.04)	(.34)	13.81	23.41	75	1.04	1.04	1.34	2.39
10/31/2023	11.65	.28	.15	.43	(.28)	(.31)	(.59)	11.49	3.65	75	1.04	1.04	1.34	2.35
10/31/2022	13.88	.23	(1.96)	(1.73)	(.22)	(.28)	(.50)	11.65	(12.84)	85	1.04	1.04	1.34	1.77
10/31/2021	11.43	.20	2.50	2.70	(.21)	(.04)	(.25)	13.88	23.86	103	1.04	1.04	1.33	1.54
10/31/2020	11.86	.24	(.27)	(.03)	(.23)	(.17)	(.40)	11.43	(.22)	83	1.05	1.05	1.34	2.04

Class T:									24.566	—7.026		.026	.326	3.386
10/31/2024	11.55	.44	2.36	2.80	(.44)	(.04)	(.48)	13.87
10/31/2023	11.71	.41	.14	.55	(.40)	(.31)	(.71)	11.55	4.716	—7.026		.026	.326	3.376
10/31/2022	13.95	.36	(1.96)	(1.60)	(.36)	(.28)	(.64)	11.71	(11.94)6	—7.056		.056	.356	2.776
10/31/2021	11.48	.34	2.51	2.85	(.34)	(.04)	(.38)	13.95	25.136	—7.056		.056	.346	2.546
10/31/2020	11.91	.35	(.26)	.09	(.35)	(.17)	(.52)	11.48	.796	—7.066		.066	.356	3.046
Class F-1:
10/31/2024	11.55	.40	2.35	2.75	(.39)	(.04)	(.43)	13.87	24.10	19.39		.39	.69	3.02
10/31/2023	11.71	.36	.15	.51	(.36)	(.31)	(.67)	11.55	4.31	17.38		.38	.68	3.00
10/31/2022	13.95	.31	(1.96)	(1.65)	(.31)	(.28)	(.59)	11.71	(12.24)	24.39		.39	.69	2.43
10/31/2021	11.48	.29	2.52	2.81	(.30)	(.04)	(.34)	13.95	24.72	27.38		.38	.67	2.23
10/31/2020	11.91	.31	(.26)	.05	(.31)	(.17)	(.48)	11.48	.45	26.39		.39	.68	2.71

Class F-2:
10/31/2024	11.56	.43	2.37	2.80	(.43)	(.04)	(.47)	13.89	24.51	252.12		.12	.42	3.27
10/31/2023	11.72	.39	.15	.54	(.39)	(.31)	(.70)	11.56	4.61	206.12		.12	.42	3.25
10/31/2022	13.96	.34	(1.95)	(1.61)	(.35)	(.28)	(.63)	11.72	(12.00)	198.12		.12	.42	2.68
10/31/2021	11.50	.33	2.50	2.83	(.33)	(.04)	(.37)	13.96	24.91	218.12		.12	.41	2.45
10/31/2020	11.93	.34	(.26)	.08	(.34)	(.17)	(.51)	11.50	.72	152.13		.13	.42	2.95

Class F-3:
10/31/2024	11.55	.44	2.36	2.80	(.44)	(.04)	(.48)	13.87	24.56	38.02		.02	.32	3.33
10/31/2023	11.71	.40	.15	.55	(.40)	(.31)	(.71)	11.55	4.71	30.02		.02	.32	3.33
10/31/2022	13.95	.35	(1.95)	(1.60)	(.36)	(.28)	(.64)	11.71	(11.92)	28.02		.02	.32	2.77
10/31/2021	11.49	.33	2.52	2.85	(.35)	(.04)	(.39)	13.95	25.06	27.02		.02	.31	2.49
10/31/2020	11.92	.36	(.27)	.09	(.35)	(.17)	(.52)	11.49	.83	14.03		.03	.32	3.09

Class R-1:
10/31/2024	11.53	.31	2.35	2.66	(.31)	(.04)	(.35)	13.84	23.32	1	1.02	1.02	1.32	2.39
10/31/2023	11.69	.28	.16	.44	(.29)	(.31)	(.60)	11.53	3.72	1	1.01	1.01	1.31	2.29
10/31/2022	13.93	.22	(1.94)	(1.72)	(.24)	(.28)	(.52)	11.69	(12.76)	1	1.00	1.00	1.30	1.72
10/31/2021	11.46	.16	2.55	2.71	(.20)	(.04)	(.24)	13.93	23.82	1	1.02	1.02	1.31	1.18
10/31/2020	11.91	.26	(.28)	(.02)	(.26)	(.17)	(.43)	11.46	(.16)6	—7	1.026	1.026	1.316	2.276
Class R-2:
10/31/2024	11.47	.34	2.33	2.67	(.32)	(.04)	(.36)	13.78	23.52	3.86		.86	1.16	2.64
10/31/2023	11.63	.29	.16	.45	(.30)	(.31)	(.61)	11.47	3.85	4.90		.90	1.20	2.46
10/31/2022	13.86	.25	(1.95)	(1.70)	(.25)	(.28)	(.53)	11.63	(12.67)	4.86		.86	1.16	1.93
10/31/2021	11.42	.23	2.49	2.72	(.24)	(.04)	(.28)	13.86	24.06	4.86		.86	1.15	1.70
10/31/2020	11.85	.25	(.25)	—8	(.26)	(.17)	(.43)	11.42	.02	2.85		.85	1.14	2.19
Class R-2E:
10/31/2024	11.54	.35	2.35	2.70	(.34)	(.04)	(.38)	13.86	23.62	1.81		.81	1.11	2.68
10/31/2023	11.70	.31	.15	.46	(.31)	(.31)	(.62)	11.54	3.90	1.80		.80	1.10	2.59
10/31/2022	13.95	.27	(1.97)	(1.70)	(.27)	(.28)	(.55)	11.70	(12.60)	1.79		.79	1.09	2.14
10/31/2021	11.49	.24	2.52	2.76	(.26)	(.04)	(.30)	13.95	24.21	—7.77		.77	1.06	1.84
10/31/2020	11.92	.27	(.26)	.01	(.27)	(.17)	(.44)	11.49	.056	—7.796		.796	1.086	2.296

Refer to the end of the tables for footnotes.

American Funds Retirement Income Portfolio Series 28

Financial highlights (continued)

Enhanced Portfolio (continued)

		Income (loss) from investment operations1			Dividends and distributions
			Net gains								Ratio of	Ratio of
			(losses) on								expenses to	expenses to		Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			average net	average net	Net	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	assets before	assets after	effective	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end		end of year	reimburse-	reimburse-	expense	to average
Year ended	of year	(loss)	unrealized)	operations	income)	gains)	distributions	of year	Total return2,3	(in millions)	ments4	ments3,4	ratio3,5	net assets3
Class R-3:
10/31/2024	$11.51	$.37	$ 2.35	$ 2.72	$(.37)	$(.04)	$(.41)	$13.82	23.86%		$6.60%	.60%	.90%	2.80%
10/31/2023	11.67	.31	.18	.49	(.34)	(.31)	(.65)	11.51	4.18		5.60	.60	.90	2.61
10/31/2022	13.91	.27	(1.94)	(1.67)	(.29)	(.28)	(.57)	11.67	(12.41)		4.55	.55	.85	2.11
10/31/2021	11.45	.26	2.52	2.78	(.28)	(.04)	(.32)	13.91	24.51		2.55	.55	.84	2.00
10/31/2020	11.89	.29	(.26)	.03	(.30)	(.17)	(.47)	11.45	.23		2.56	.56	.85	2.47

Class R-4:
10/31/2024	11.55	.45	2.33	2.78	(.41)	(.04)	(.45)	13.88	24.41		5.20	.20	.50	3.43
10/31/2023	11.71	.37	.16	.53	(.38)	(.31)	(.69)	11.55	4.47		6.24	.24	.54	3.11
10/31/2022	13.95	.31	(1.94)	(1.63)	(.33)	(.28)	(.61)	11.71	(12.13)		5.26	.26	.56	2.46
10/31/2021	11.49	.30	2.52	2.82	(.32)	(.04)	(.36)	13.95	24.78		4.28	.28	.57	2.22
10/31/2020	11.92	.32	(.25)	.07	(.33)	(.17)	(.50)	11.49	.59		1.27	.27	.56	2.74

Class R-5E:
10/31/2024	11.55	.41	2.37	2.78	(.42)	(.04)	(.46)	13.87	24.41		2.14	.14	.44	3.13
10/31/2023	11.71	.38	.15	.53	(.38)	(.31)	(.69)	11.55	4.53		1.18	.18	.48	3.16
10/31/2022	13.95	.37	(1.99)	(1.62)	(.34)	(.28)	(.62)	11.71	(12.02)		1.15	.15	.45	2.97
10/31/2021	11.49	.30	2.53	2.83	(.33)	(.04)	(.37)	13.95	24.92		1.14	.14	.43	2.23
10/31/2020	11.92	.35	(.27)	.08	(.34)	(.17)	(.51)	11.49	.69		—7.17	.17	.46	2.97
Class R-5:										—7
10/31/2024	11.57	.43	2.37	2.80	(.43)	(.04)	(.47)	13.90	24.53		.10	.10	.40	3.29
10/31/2023	11.73	.40	.15	.55	(.40)	(.31)	(.71)	11.57	4.66		—7.06	.06	.36	3.33
10/31/2022	13.97	.37	(1.98)	(1.61)	(.35)	(.28)	(.63)	11.73	(11.95)		—7.08	.07	.37	2.84
10/31/2021	11.51	.34	2.50	2.84	(.34)	(.04)	(.38)	13.97	25.00		—7.11	.03	.32	2.56
10/31/2020	11.93	.36	(.26)	.10	(.35)	(.17)	(.52)	11.51	.86		—7.22	.04	.33	3.06
Class R-6:
10/31/2024	11.57	.43	2.38	2.81	(.44)	(.04)	(.48)	13.90	24.60		11.02	.02	.32	3.29
10/31/2023	11.73	.40	.15	.55	(.40)	(.31)	(.71)	11.57	4.71		7.02	.02	.32	3.29
10/31/2022	13.97	.35	(1.95)	(1.60)	(.36)	(.28)	(.64)	11.73	(11.90)		6.02	.02	.32	2.73
10/31/2021	11.50	.33	2.53	2.86	(.35)	(.04)	(.39)	13.97	25.12		5.02	.02	.31	2.50
10/31/2020	11.93	.35	(.26)	.09	(.35)	(.17)	(.52)	11.50	.82		3.04	.04	.33	3.00

Refer to the end of the tables for footnotes.

29American Funds Retirement Income Portfolio Series

Financial highlights (continued)

		Year ended October 31,

Portfolio turnover rate for all share classes	2024	2023	2022	2021	2020

Conservative Portfolio	12%	16%	15%	17%	5%
Moderate Portfolio	15	6	7	23	5
Enhanced Portfolio	16	4	6	18	15

1Based on average shares outstanding.

2Total returns exclude any applicable sales charges, including contingent deferred sales charges.

3This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the years shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes.

4This column does not include expenses of the underlying funds in which each fund invests.

5This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented.

6All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

7Amount less than $1 million.

8Amount less than $.01.

Refer to the notes to financial statements.

American Funds Retirement Income Portfolio Series 30

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of American Funds Retirement Income Portfolio Series:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of American Funds Retirement Income Portfolio Series comprising the American Funds Retirement Income Portfolio - Conservative, American Funds Retirement Income Portfolio - Moderate, and American Funds Retirement Income Portfolio - Enhanced ("the Funds"), including the investment portfolios, as of October 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds constituting the American Funds Retirement Income Portfolio Series as of October 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of October 31, 2024, by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Costa Mesa, California

December 11, 2024

We have served as the auditor of one or more American Funds investment companies since 1956.

31American Funds Retirement Income Portfolio Series

Tax information

unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The series hereby designates the following amounts for the year ended October 31, 2024:

	Conservative	Moderate	Enhanced
	Portfolio	Portfolio	Portfolio

Long-term capital gains	$—	$4,424,000	$5,823,000

Foreign taxes (per share)	$—	$0.0011	$0.0016

Foreign source income (per share)	$—	$0.0118	$0.0179

Qualified dividend income	$15,122,000	$23,124,000	$29,664,000

Section 199A dividends	$815,000	$1,173,000	$1,445,000

Section 163(j) interest dividends	$29,819,000	$30,534,000	$30,469,000

Corporate dividends received deduction	$9,727,000	$14,157,000	$18,215,000

U.S. government income that may be exempt from state taxation	$9,414,000	$8,360,000	$5,367,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2025, to determine the calendar year amounts to be included on their 2024 tax returns. Shareholders should consult their tax advisors.

American Funds Retirement Income Portfolio Series 32

Changes in and disagreements with accountants

Not applicable

Matters submitted for shareholder vote

Not applicable

Remuneration paid to directors, officers and others

Refer to information in the financial statements.

Approval of Investment Advisory and Service Agreement

Not applicable

33American Funds Retirement Income Portfolio Series

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

Not applicable

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

Not applicable

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds Retirement Income Portfolio Series

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: January 07, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: January 07, 2025

By   /s/ Gregory F. Niland

Gregory F. Niland, Treasurer and

Principal Financial Officer

Date: January 07, 2025